PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Cold Water Treatment Unit [Member]	Dec. 31, 2010 Cold Water Treatment Unit [Member]	Dec. 31, 2012 Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of fixed asset			$ 206,000	$ 206,000			$ 206,000
Repair costs							33,933
Gain on sale							172,067
Write-off of demo equipment							29,610
Additions to property and equipment									79,000
Equipment acquired through a financing arrangement			48,000	48,000
Depreciation expenses	55,000	930,000		2,314,135	2,171,002	1,954,129
Impairment loss								$ 116,000